Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax benefit, net of federal tax effect	6.90%	7.00%
Change in tax rate	0.10%
R&D tax credits	3.60%	1.40%
Return to provision adjustments	(4.30%)	(4.00%)
Permanent differences
Derivative Debt Discount Amortization	(8.60%)
Change in FMV of Warrant Liability	9.40%	(4.30%)
Loss on convertible note conversion	(2.00%)	(10.10%)
Other	(1.90%)	(3.40%)
Change in valuation allowance	(23.20%)	(7.60%)
Shortfall of stock compensation expense	(0.60%)
Other adjustments	(0.40%)
Total income tax expense